Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Equity
21.	EQUITY
a)	Authorized share capital
•	Unlimited number of common shares without par value. These shares have voting rights and their holders are entitled to receive dividend payments; and,
•

Unlimited number of convertible preference shares without par value, with the same rights as the common shares on dissolution and similar events. These shares have no voting rights and are not entitled to dividend payments.

During the year ended December 31, 2019, the Company issued 1,286,228 common shares valued at C$895 ($675) related to the finalization of the Loan Facility agreement (note 16).

During the year ended December 31, 2018, the Company had the following common share transactions:

•	The Company issued 39,105,365 common shares valued at C$89,942 ($69,771) to acquire Rye Patch (note 6). Transactions costs related to the share issuance was C$327 ($253).
•	The Company issued 923,077 common shares valued at C$877 ($676) to settle the other financial liability (note 19).

During the year ended December 31, 2017, the Company had the following common share transactions:

•	The Company closed a bought deal financing and issued 8,062,000 common shares for gross proceeds of C$49,380 ($39,237), with transaction costs allocated to the equity component of C$3,523 ($2,799).
•	The Company issued 1,000,000 common shares valued at C$5,170 ($4,141) upon exercise of private placement warrants.
•	The Company issued 53,854 common shares valued at $214 upon exercise of share options.

At December 31, 2019, there were 85,993,371 issued and outstanding common shares (December 31, 2018 and 2017 - 84,707,143 and 44,678,701, respectively). The Company does not currently pay dividends and entitlement will only arise upon declaration.

b)	Share options

The Company has an incentive share option plan (“the plan”) in place under which it is authorized to grant share options to executive officers, directors, employees and consultants. The plan allows the Company to grant share options up to a maximum of 10.0% of the number of issued shares of the Company.

Share options granted under the plan will have a term not to exceed five years, have an exercise price not less than the Market Price as defined by the TSX Corporate Finance Manual and vest over periods no less than eighteen months.

Share option transactions and the number of share options outstanding during the years ended December 31, 2019, 2018 and 2017, are summarized as follows:

	Number of share options	Weighted average exercise price (C$)
Outstanding at January 1, 2017	1,785,450	11.47
Granted	796,900	5.26
Exercised	(60,000)	3.30
Expired	(197,500)	25.72
Forfeited	(190,000)	10.30
Outstanding at December 31, 2017	2,134,850	8.29
Granted	1,284,845	2.99
Granted for acquisition of Rye Patch (note 6)	1,511,800	4.52
Forfeited	(1,907,993)	3.44
Outstanding at December 31, 2018	3,023,502	6.14
Granted	2,079,554	0.96
Expired	(179,430)	13.82
Forfeited	(1,728,836)	3.68
Outstanding at December 31, 2019	3,194,790	3.67
Exercisable at December 31, 2019	1,225,836	7.68

Share options outstanding and exercisable at December 31, 2019, are as follows:

Exercise price range (C$)	Number of options outstanding	Weighted average exercise price (C$)	Weighted average remaining life of options (years)	Number of options exercisable	Weighted average exercise price (C$)	Weighted average remaining life of options (years)
0.78 - 3.00	2,134,664	1.21	4.44	316,305	2.63	3.70
3.01 - 5.00	303,186	3.36	2.54	189,523	3.40	2.16
5.01 - 10.00	622,840	7.16	1.65	585,908	7.28	1.58
10.01 - 31.40	134,100	27.39	1.52	134,100	27.39	1.52
	3,194,790	3.67	3.59	1,225,836	7.68	2.21

The fair value of share options recognized as a recovery during the year ended December 31, 2019, was $65 (years ended December 31, 2018 and 2017 - expense of $926 and $892, respectively) (note 8(b)).

The weighted average grant date fair value of options granted during the year ended December 31, 2019, was C$0.38 ($0.29) (years ended December 31, 2018 and 2017 - C$1.30 ($1.03) and C$3.07 ($2.36), respectively). The following are the weighted average assumptions used for the Black-Scholes option pricing model valuation of share options granted during the years ended December 31, 2019, 2018 and 2017:

Years ended December 31,
	2019	2018	2017
Risk-free interest rate	1.5%	2.2%	1.2%
Expected life of options	4.5 years	4.5 years	4.5 years
Annualized volatility	43.3%	47.4%	75.4%
Forfeiture rate	2.2%	2.2%	2.2%
Dividend rate	0.0%	0.0%	0.0%

The risk-free rate of periods within the expected life of the share option is based on the Canadian government bond rate. The annualized volatility and forfeiture rate assumptions are based on historical results.

c)	Share-based compensation

The Board of Directors approved grants of deferred share units, restricted share units, and performance share units under its long-term incentive plan.

DSU, RSU and PSU Activity	DSUs (thousands)	DSU Fair Value	RSUs (thousands)	RSU Fair Value	PSUs (thousands)	PSU Fair Value
At January 1, 2017	-	$-	-	$-	-	$-
Granted	113	492	175	762	175	1,318
Change in value	-	(77)	-	(119)	-	(228)
At December 31, 2017	113	$415	175	$643	175	$1,090
Granted	222	501	322	769	322	791
Forfeited	-	-	(138)	(147)	(121)	(134)
Change in value	-	(634)	-	(962)	-	(1,747)
At December 31, 2018	335	$282	359	$303	376	$-
Granted	300	232	353	272	302	233
Exercised	(118)	(92)	-	-	-	-
Forfeited	-	-	(333)	(238)	(323)	(34)
Change in value	-	(20)	-	(42)	-	(4)
At December 31, 2019	517	$402	379	$295	355	$195

i)	Deferred share units

Directors were granted DSUs where each DSU has a value equivalent to the price of one common share listed on the TSX. The DSUs are settled in cash and fully vest the day before each Annual General Meeting. Cash settlement takes place following a Director’s resignation.

At December 31, 2019, the carrying amount of DSUs outstanding and included in accrued liabilities was $288 (December 31, 2018 - $266). For the year ended December 31, 2019, share-based payments expense related to the DSUs was $22 (years ended December 31, 2018 and 2017 - $77 and $189, respectively) (note 8(b)).

ii)	Restricted share units

Selected employees were granted RSUs where each RSU has a value equivalent to the price of one common share listed on the TSX. The RSUs are settled in cash and fully vest on the three-year anniversary date.

At December 31, 2019, the carrying amount of the RSUs outstanding and included in other liabilities was $84 (December 31, 2018 - $97). For the year ended December 31, 2019, share-based payments recovery related to the RSUs was $13 (years ended December 31, 2018 and 2017 - expense of $33 and $64, respectively) (note 8(b)).

iii)	Performance share units

Selected employees were granted PSUs where each PSU has a value equivalent to the price of one common share listed on the TSX. The PSUs are settled in cash and fully vest on December 31 starting in the grant year (the “Performance Period”). Performance results at the end of the Performance Period relative to performance criteria and the application of a performance multiplier determines the vesting number of PSUs for each participant. Criteria is based on the Company’s share price performance in relation to its peer group.

At December 31, 2019, the carrying amount of the PSUs outstanding and included in other liabilities was $66 (December 31, 2018 - $nil). For the year ended December 31, 2019, share-based payments expense related to the PSUs was $66 (years ended December 31, 2018 and 2017 - recovery of $142 and expense of $142, respectively) (note 8(b)).